Finance Expense, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / $
Finance Expense, Net
Interest expense	$ (7,654,334)	$ (9,455,578)	$ (9,105,998)
Other finance expense, net	(134,847)	(110,739)	(1,183,180)
Foreign exchange loss, net	(216,056)	(1,790,956)	(2,188,861)
Finance expense	(8,005,237)	(11,357,273)	(12,478,039)
Interest income	3,307,454	2,151,109	560,026
Finance income	3,307,454	2,151,109	560,026
Finance expense, net	(4,697,783)	(9,206,164)	(11,918,013)
Additional lease liabilities	448,600	450,454	431,419
Satellite transponder lease agreement and other lease agreement	202,864	257,938	275,371
Dismantling obligation incurred	61,762	123,209	48,624
Amortization of finance cost	74,556	292,189	$ 179,212
Prepayment of long-term loans from Mexican banks	$ (423,204)	$ 490,430
Foreign exchange rate	16.9325	19.4760	20.5031